Available-for-sale Securities Classified by Length of Unrealized Loss Position (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year	¥ 5,146	¥ 13,542
Gross Unrealized Losses within 1 year	56	451
Aggregate Fair Value over 1 year	2	3,883
Gross Unrealized Losses over 1 year	0	1,059
Total Aggregate Fair Value	5,148	17,425
Total Gross Unrealized Losses	56	1,510
Marketable equity securities
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year	1	2,135
Gross Unrealized Losses within 1 year	0	287
Aggregate Fair Value over 1 year	2	1
Gross Unrealized Losses over 1 year	0	0
Total Aggregate Fair Value	3	2,136
Total Gross Unrealized Losses	0	287
Investment trusts
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year		2,796
Gross Unrealized Losses within 1 year		131
Total Aggregate Fair Value		2,796
Total Gross Unrealized Losses		131
Corporate bonds
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year	5,145	8,235
Gross Unrealized Losses within 1 year	56	32
Aggregate Fair Value over 1 year		3,055
Gross Unrealized Losses over 1 year		762
Total Aggregate Fair Value	5,145	11,290
Total Gross Unrealized Losses	56	794
Government bonds and public bonds
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year		376
Gross Unrealized Losses within 1 year		1
Aggregate Fair Value over 1 year		827
Gross Unrealized Losses over 1 year		297
Total Aggregate Fair Value		1,203
Total Gross Unrealized Losses		¥ 298